Commitments	12 Months Ended
Mar. 31, 2026
Disclosure Of Commitments [Abstract]
Commitments	Commitments
Refer to note 12 for the maturity analysis of undiscounted fixed lease payments included in the measurement of lease liabilities as at March 31, 2026.
In addition to the obligations under lease liabilities, the Company is subject to short-term leases, variable lease payments, and committed leases not yet commenced, as well as various non-cancellable service agreements with minimum spend commitments. The table below outlines the maturity analysis as at March 31, 2026 for the Company's short-term leases, variable lease payments, and committed leases not yet commenced, and for the minimum fixed and determinable portion of the Company's significant unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases, variable lease payments and committed leases not yet commenced	4,529	14,478	855	19,862
Significant unconditional purchase obligations	49,007	81,906	—	130,913

Total contractual obligations	53,536	96,384	855	150,775
Short-term leases, variable lease payments and committed leases not yet commenced include short-term lease payments, variable lease payments for the Company's share of tenant operating expenses and taxes, and future lease payments for leases that have been signed but have not yet commenced as at March 31, 2026. Purchase obligations include significant non-cancellable service agreements with service providers and payment processors subject to minimum spend commitments.